Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 10, 2012
Registrant Name	dei_EntityRegistrantName	RYDEX SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000899148
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2012
Global Managed Futures Strategy Fund (Prospectus Summary) | Global Managed Futures Strategy Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GISQX